Shareholder Report, Average Annual Return (Details)				6 Months Ended		12 Months Ended	29 Months Ended	60 Months Ended	64 Months Ended	87 Months Ended	120 Months Ended
	Dec. 28, 2021	Feb. 11, 2019	Feb. 27, 2017	May 31, 2024	May 31, 2014	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000178802
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Copeland SMID Cap Dividend Growth Fund - Class I
C000209896
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Copeland SMID Cap Dividend Growth Fund - Class A
C000109647
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund
C000124573
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Copeland Dividend Growth Fund
C000233044
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Copeland International Small Cap Fund - Class A
C000233045
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Copeland International Small Cap Fund - Class I
Without Sales Load [Member] | C000178802
Average Annual Return [Line Items]
Average Annual Return, Percent				10.69%		15.28%		8.84%		8.84%
Without Sales Load [Member] | C000209896
Average Annual Return [Line Items]
Average Annual Return, Percent				10.57%		14.94%		8.55%	8.84%
Without Sales Load [Member] | C000095114
Average Annual Return [Line Items]
Average Annual Return, Percent				11.50%		19.69%		8.22%			6.30%
Without Sales Load [Member] | C000109647
Average Annual Return [Line Items]
Average Annual Return, Percent				11.10%		18.77%		7.39%			5.51%
Without Sales Load [Member] | C000124573
Average Annual Return [Line Items]
Average Annual Return, Percent				11.63%		19.95%		8.38%			6.48%
Without Sales Load [Member] | C000233044
Average Annual Return [Line Items]
Average Annual Return, Percent				3.46%		3.46%	(7.12%)
Without Sales Load [Member] | C000233045
Average Annual Return [Line Items]
Average Annual Return, Percent				3.46%		3.46%	(7.12%)
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				15.99%		27.58%		15.00%		12.91%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				16.35%		28.19%		15.80%			12.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				16.35%		28.19%		15.80%			12.69%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Net TR
Average Annual Return, Percent				10.48%		16.32%	(1.23%)
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				15.04%		21.70%		10.14%		8.50%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				15.99%		27.58%		15.00%			12.09%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				15.99%		27.58%		15.00%			12.09%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net (USD)
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net (USD)
Average Annual Return, Percent				12.56%		18.48%	3.29%